Summary of Net Operating Income (Loss) for Segments and Corporate and Other Activities (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended														12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net operating income (loss)	$ 151							$ 17							$ 355	$ 85	$ (24)
Net investment gains (losses), net of taxes and other adjustments	(28)							17							(1)	(100)	(89)
Income (loss) from discontinued operations, net of taxes	(20)	6		12		27		12		(23)	19	27	13		57	36	45
Goodwill impairment, net of taxes				(86)						(19)					(86)	(19)	0
Gain on sale of business, net of taxes										36					0	36	0
Net tax benefit related to separation from our former parent														106	0	0	106
Net income available to Genworth's common stockholders	103	168	[1]	35	[1]	76	[1]	46	[1]	155	(28)	(147)	58		325	38	38
Add: net income attributable to noncontrolling interests	38	98	[1]	36	[1]	33	[1]	33	[1]	33	36	36	34		200	139	143
Net income	141	266	[1]	71	[1]	109	[1]	79	[1]	188	8	(111)	92		525	177	181
Life Insurance
Segment Reporting Information [Line Items]
Net operating income (loss)	36							6							107	211	106
Long-term Care Insurance
Segment Reporting Information [Line Items]
Net operating income (loss)	20							35							101	99	121
Fixed Annuities
Segment Reporting Information [Line Items]
Net operating income (loss)	29							23							82	78	82
U.S. Life Insurance
Segment Reporting Information [Line Items]
Net operating income (loss)	85							64							290	388	309
Income (loss) from discontinued operations, net of taxes															0	0	0
Net income available to Genworth's common stockholders															274	356	215
Add: net income attributable to noncontrolling interests															0	0	0
Net income															274	356	215
Canada Mortgage Insurance
Segment Reporting Information [Line Items]
Net operating income (loss)	42							37							234	159	176
Australia Mortgage Insurance
Segment Reporting Information [Line Items]
Net operating income (loss)	46							(21)							142	196	203
Other Countries
Segment Reporting Information [Line Items]
Net operating income (loss)	(7)							(9)							(34)	(27)	(17)
International Mortgage Insurance
Segment Reporting Information [Line Items]
Net operating income (loss)	81							7							342	328	362
Income (loss) from discontinued operations, net of taxes															0	0	0
Net income available to Genworth's common stockholders															349	353	369
Add: net income attributable to noncontrolling interests															200	139	143
Net income															549	492	512
U.S. Mortgage Insurance
Segment Reporting Information [Line Items]
Net operating income (loss)	21							(44)							(138)	(524)	(599)
Income (loss) from discontinued operations, net of taxes															0	0	0
Net income available to Genworth's common stockholders															(114)	(494)	(578)
Add: net income attributable to noncontrolling interests															0	0	0
Net income															(114)	(494)	(578)
International Protection
Segment Reporting Information [Line Items]
Net operating income (loss)	6							5							24	91	70
Income (loss) from discontinued operations, net of taxes															0	0	0
Net income available to Genworth's common stockholders															(59)	90	73
Add: net income attributable to noncontrolling interests															0	0	0
Net income															(59)	90	73
Runoff
Segment Reporting Information [Line Items]
Net operating income (loss)	16							35							46	27	23
Income (loss) from discontinued operations, net of taxes															0	0	0
Net income available to Genworth's common stockholders															58	(37)	19
Add: net income attributable to noncontrolling interests															0	0	0
Net income															58	(37)	19
Corporate and Other
Segment Reporting Information [Line Items]
Net operating income (loss)	(58)							(50)							(209)	(225)	(189)
Income (loss) from discontinued operations, net of taxes															57	36	45
Net income available to Genworth's common stockholders															(183)	(230)	(60)
Add: net income attributable to noncontrolling interests															0	0	0
Net income															$ (183)	$ (230)	$ (60)

[1]	Effective January 1, 2013, the Government Guarantee Agreement and all obligations under it, including the requirement for the Canadian government guarantee fund and payment of exit fees, was terminated. As a result, in the fourth quarter of 2012, the accrued liability for exit fees was reversed resulting in a favorable adjustment of $186 million in expenses in the Canadian platform. This adjustment impacted net income available to Genworth Financial, Inc.'s common stockholders by $78 million, net of taxes, and net income attributable to noncontrolling interests by $58 million, net of taxes.